Taxation - Analysis of movements in net deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Analysis of movements in net deferred tax balance
Beginning balance	€ 19,474
Foreign exchange movements	(29)
Charged to the income statement	(217)	€ (2,994)
Charged directly to OCI	648
Charged directly to equity		2
Arising on acquisition and disposals	(11)
Ending balance	€ 18,569	€ 19,474